Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common shares [Member]	Reserves [Member]	Shares to be issued [Member]	Accumulated other comprehensive income (loss) [Member]	Deficit [Member]	Total
Balance at Apr. 30, 2024	$ 211,498	$ 28,647	$ 654	$ 2,567	$ (47,483)	$ 195,883
Balance (shares) at Apr. 30, 2024	232,642,035
Shares issued pursuant to property acquisition	$ 2,823		5,159			7,982
Shares issued pursuant to property acquisition (shares)	1,717,978
Shares issued pursuant to over-allotment options, bought deal and ATM	$ 78,735					78,735
Shares issued pursuant to over-allotment options, bought deal and ATM (shares)	42,455,156
Shares issued pursuant to exercise of warrants, options, and RSUs	$ 27,708	(560)				27,148
Shares issued pursuant to exercise of warrants, options, and RSUs (shares)	21,559,291
Stock-based compensation		6,911				6,911
Distribution to shareholders					(4,784)	(4,784)
Net loss and other comprehensive loss				(10,260)	(5,820)	(16,080)
Ending balance at Apr. 30, 2025	$ 320,764	34,998	5,813	(7,693)	(58,087)	$ 295,795
Ending balance (shares) at Apr. 30, 2025	298,374,460					298,374,460
Shares issued pursuant to property acquisition	$ 9,045		3,141			$ 12,186
Shares issued pursuant to property acquisition (shares)	3,949,935
Shares issued pursuant to over-allotment options, bought deal and ATM	$ 117,508					117,508
Shares issued pursuant to over-allotment options, bought deal and ATM (shares)	41,434,100
Shares issued pursuant to exercise of warrants, options, and RSUs	$ 9,593	(414)				9,179
Shares issued pursuant to exercise of warrants, options, and RSUs (shares)	7,259,635
Stock-based compensation		10,878				10,878
Reclassification of warrants					28	28
Net loss and other comprehensive loss				24,472	(38,685)	(14,213)
Ending balance at Apr. 30, 2026	$ 456,910	$ 45,462	$ 8,954	$ 16,779	$ (96,744)	$ 431,361
Ending balance (shares) at Apr. 30, 2026	351,018,130					351,018,130